CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	5 Months Ended	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Cash flow from operating activities:
Net income	$ 4,307,307	$ 3,145,445	$ 5,135,790
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on securities held in Trust Account			(1,876)
Offering costs allocated to warrant liabilities	0	0	625,059
Realized and unrealized gain	(794)	(192,403)	(19,097)
Changes in operating assets and liabilities:
Prepaid expense	(10,000)	83,061	(83,061)
Accrued expense	51,811	939,956	125,972
Franchise tax payable	0	64,008	164,008
Change in fair value of warrant liability	(5,002,911)	(4,357,722)	(6,325,281)
Net cash used in operating activities	(29,528)	(445,671)	(378,487)
Cash flow from investing activities:
Investment of cash in Trust Account	(117,300,000)	(1,150,000)	(117,300,000)
Net cash used by investing activities	(117,300,000)	(1,150,000)	(117,300,000)
Cash flow from financing activities:
Proceeds from issuance of Class B common stock	25,000	0	25,000
Proceeds from sale of Units, net of underwriting discount paid	112,700,000	0	112,700,000
Proceeds from sale of Private units	5,852,750	0
Payment of offering costs	(446,112)	0	(446,112)
Proceeds from extension loan	0	1,150,000
Net cash provided by financing activities	118,131,638	1,150,000	118,131,638
Net change in cash	802,110	(445,671)	453,151
Cash at the beginning of the period	0	453,151	0
Cash at the end of the period	802,110	7,480	453,151
Supplemental disclosure of non-cash financing activities:
Initial classification of Class A commonstock subject to possible redemption	117,300,000	0
Change in value of common stock subject to possible redemption	0	1,150,000
Deferred underwriting fee payable	4,025,000	0	4,025,000
Initial Classification of Warrant Liability	$ 11,176,949	$ 0	$ 11,176,949